Shareholder Report		12 Months Ended
	Nov. 01, 2023	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key		0000088048
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000098007
Shareholder Report [Line Items]
Fund Name		DWS Science and Technology Fund
Class Name		Class A
Trading Symbol		KTCAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	0.88%

Gross expense ratio as of the latest prospectus: 0.90%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		0.88%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	54.96%	20.57%	17.97%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	46.05%	19.15%	17.27%
S&P 500® Index	38.02%	15.27%	13.00%
S&P North American Technology Sector Index	53.42%	21.47%	20.34%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,760,619,860
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 7,005,117
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,760,619,860
Number of Portfolio Holdings	58
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	7,005,117

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	70%
Communication Services	16%
Industrials	7%
Health Care	2%
Financials	2%
Consumer Discretionary	1%

Ten Largest Equity Holdings

Holdings	58.9% of Net Assets
NVIDIA Corp.	10.0%
Apple, Inc.	8.6%
Meta Platforms, Inc.	8.5%
Microsoft Corp.	8.2%
Alphabet, Inc.	7.5%
Broadcom, Inc.	5.4%
Salesforce, Inc.	3.1%
Accenture PLC	2.8%
Texas Instruments, Inc.	2.4%
ServiceNow, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.27% to 1.24%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.27% to 1.24%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000098009
Shareholder Report [Line Items]
Fund Name		DWS Science and Technology Fund
Class Name		Class C
Trading Symbol		KTCCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	1.75%

Gross expense ratio as of the latest prospectus: 1.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 222
Expense Ratio, Percent		1.75%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	53.61%	19.53%	16.94%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	52.61%	19.53%	16.94%
S&P 500® Index	38.02%	15.27%	13.00%
S&P North American Technology Sector Index	53.42%	21.47%	20.34%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,760,619,860
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 7,005,117
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,760,619,860
Number of Portfolio Holdings	58
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	7,005,117

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	70%
Communication Services	16%
Industrials	7%
Health Care	2%
Financials	2%
Consumer Discretionary	1%

Ten Largest Equity Holdings

Holdings	58.9% of Net Assets
NVIDIA Corp.	10.0%
Apple, Inc.	8.6%
Meta Platforms, Inc.	8.5%
Microsoft Corp.	8.2%
Alphabet, Inc.	7.5%
Broadcom, Inc.	5.4%
Salesforce, Inc.	3.1%
Accenture PLC	2.8%
Texas Instruments, Inc.	2.4%
ServiceNow, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 2.02% to 1.99%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 2.02% to 1.99%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000098010
Shareholder Report [Line Items]
Fund Name		DWS Science and Technology Fund
Class Name		Class S
Trading Symbol		KTCSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$87	0.68%

Gross expense ratio as of the latest prospectus: 0.72%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.68%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	55.27%	20.79%	18.16%
S&P 500® Index	38.02%	15.27%	13.00%
S&P North American Technology Sector Index	53.42%	21.47%	20.34%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,760,619,860
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 7,005,117
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,760,619,860
Number of Portfolio Holdings	58
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	7,005,117

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	70%
Communication Services	16%
Industrials	7%
Health Care	2%
Financials	2%
Consumer Discretionary	1%

Ten Largest Equity Holdings

Holdings	58.9% of Net Assets
NVIDIA Corp.	10.0%
Apple, Inc.	8.6%
Meta Platforms, Inc.	8.5%
Microsoft Corp.	8.2%
Alphabet, Inc.	7.5%
Broadcom, Inc.	5.4%
Salesforce, Inc.	3.1%
Accenture PLC	2.8%
Texas Instruments, Inc.	2.4%
ServiceNow, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.02% to 0.99%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.02% to 0.99%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000098006
Shareholder Report [Line Items]
Fund Name		DWS Science and Technology Fund
Class Name		Institutional Class
Trading Symbol		KTCIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.68%

Gross expense ratio as of the latest prospectus: 0.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.68%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	55.29%	20.81%	18.22%
S&P 500® Index	38.02%	15.27%	13.00%
S&P North American Technology Sector Index	53.42%	21.47%	20.34%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,760,619,860
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 7,005,117
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,760,619,860
Number of Portfolio Holdings	58
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	7,005,117

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	70%
Communication Services	16%
Industrials	7%
Health Care	2%
Financials	2%
Consumer Discretionary	1%

Ten Largest Equity Holdings

Holdings	58.9% of Net Assets
NVIDIA Corp.	10.0%
Apple, Inc.	8.6%
Meta Platforms, Inc.	8.5%
Microsoft Corp.	8.2%
Alphabet, Inc.	7.5%
Broadcom, Inc.	5.4%
Salesforce, Inc.	3.1%
Accenture PLC	2.8%
Texas Instruments, Inc.	2.4%
ServiceNow, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 1.02% to 0.99%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 1.02% to 0.99%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.